Share Based Compensation - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 11, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested RSAs and RSUs		$ 32,800,000		$ 17,500,000		$ 17,500,000
Weighted-average period related to unvested RSAs and RSUs		2 years 7 months 20 days				2 years 3 months 3 days
Share based compensation expense		$ 3,500,000		$ 22,000,000
Vested, Units	9,171		55			9,460
Weighted average grant date fair value	$ 180.87		$ 160.00			$ 182.83
Estimated fair value of the profit units that vested			$ 8,896		$ 900,000
Selling, General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			$ 100,000				$ 500,000	$ 600,000
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance		7,326,728		7,326,728		7,326,728